Basis of preparation - Going concern (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Basis of preparation
Net loss	$ (9,626,694)	$ (7,437,759)	$ (9,306,360)
Operating cash flows	(7,957,245)	(9,060,744)	(14,078,629)
Working capital (deficiency)	6,027,820	(1,100,000)	500,000
Accumulated deficit	$ (52,280,052)	$ (42,653,358)	$ (35,200,000)